LOSS PER SHARE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 8,959,421
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date	$ 0	0
Retained Earnings [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Recognized Beneficial Conversion Feature Of Convertible Redeemable Preferred Stock At Issuance Date	$ 11,776,661	$ 4,927,423